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DAILY
TAX FREE
INCOME
FUND, INC.






                                                    Annual Report
                                                   October 31, 1996




-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DAILY TAX FREE                              600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                   212-830-5200


================================================================================



Dear Shareholder:


We are pleased to present the annual report of Daily Tax Free Income Fund, Inc. for the year ended October 31, 1996. As of the end of the year, the Fund had net assets of $609,633,100 and 5,033 active shareholders.

We thank you for your support of Daily Tax Free Income Fund, Inc. and look forward to continuing to serve your cash management needs.

Sincerely,

\s\Steven W. Duff

Steven W. Duff
President





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
OCTOBER 31, 1996

================================================================================


                                                                                                                  Ratings (a)
                                                                                                                  -----------
   Face                                                                                           Value                   Standard
  Amount                                                                       Yield             (Note 1)        Moody's &  Poor's
  ------                                                                       -----              ------         -------    ------
Variable Rate Demand Instruments -
Participations (c) (4.95%)
----------------------------------------------------------------------------------------------------------------------------------
$  3,037,519  The Bank of New York LOC covering eight issues
              due 10-01-98 through 05-01-01                                4.86% to 4.95%       $  3,037,519      P1       A1+
  18,002,636  Chase Manhattan Bank LOC covering fifteen issues
              due 11-10-98 through 05-01-13                                4.53% to 5.50%         18,002,636      P1       A1+
   1,655,812  The First National Bank of Maryland LOC covering seven issues
              due 11-15-96 through 09-15-02                                    4.95%               1,655,812      P1       A1
     216,250  LaSalle National Bank LOC covering one issue due 07-01-00        4.95%                 216,250      P1       A1+
   7,282,250  PNC Bank, N.A. LOC covering three issues due 07-29-97
              through 10-15-13                                             5.28% to 6.90%          7,282,250      P1
------------                                                                                     -----------
  30,194,467  Total Variable Rate Demand Instruments - Participations                             30,194,467
------------                                                                                     -----------
Variable Rate Demand Instruments -
Private Placements (c) (16.79%)
----------------------------------------------------------------------------------------------------------------------------------
$ 10,361,167  Banc One Arizona LOC covering five issues due 01-01-99
              through 01-01-11                                                 5.36%             $ 10,361,167     P1       A1
  13,176,000  Bank of Tokyo, Ltd. LOC covering four issues due 12-01-09
              through 12-01-15                                             4.95% to 5.36%          13,176,000     P1       A1+
     322,499  Central Trust Company LOC Backed by Bank of New York
              LOC covering two issues due 01-01-99                             4.95%                  322,499     P1       A1
   1,927,472  Comerica Bank - Detroit LOC covering four issues
              due 02-01-00 through 05-01-05                                    4.95%                1,927,472     P1       A1
   1,500,000  Credit Suisse LOC covering one issue due 12-01-00                4.95%                1,500,000     P1       A1+
   6,000,000  Creditanstalt-Bankverein LOC covering two issues
              due 11-01-05 through 06-01-10                                    4.95%                6,000,000     P1       A1+
   2,000,000  Dresdner Bank AG LOC covering two issues
              due 12-28-14 through 08-01-15                                    4.95%                2,000,000     P1       A1+
   9,240,000  The First National Bank of Maryland LOC covering three issues
              due 07-01-04 through 12-01-20                                3.65% to 5.36%           9,240,000     P1       A1
   3,418,285  The Huntington National Bank LOC covering two issues
              due 12-01-98 through 10-01-05                                3.80% to 5.61%           3,418,285     P1       A1
   1,215,000  Key Bank, N.A. LOC covering one issue due 07-01-15               4.95%                1,215,000     P1       A1
     459,062  Nations Bank, N.A. LOC covering one issue due 12-01-99           5.36%                  459,062     P1       A1
   3,824,000  PNC, N.A. LOC covering two issues due 12-01-00 through 06-30-02  5.36%                3,824,000     P1       A1+
   3,771,000  Norwest Bank, N.A. LOC covering three issues
              due 07-01-00 through 12-01-15                                5.11% to 5.36%           3,771,000     P1       A1+

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------





================================================================================


                                                                                                                  Ratings (a)
                                                                                                                  -----------
   Face                                                                                             Value                 Standard
  Amount                                                                       Yield               (Note 1)      Moody's &  Poor's
  ------                                                                       -----                ------       -------    ------
Variable Rate Demand Instruments -
Private Placements (c) (Continued)
----------------------------------------------------------------------------------------------------------------------------------
$ 27,156,000  Seattle-First National Bank LOC Backed by Bank of America
              NT & SA LOC covering twelve issues due 12-15-00 through 11-15-15 5.36%             $ 27,156,000     P1       A1
   1,690,000  State Street Bank & Trust Company
              LOC covering one issue due 01-01-02                              4.95%                1,690,000     P1       A1+
   1,800,000  Wells Fargo Bank, N.A. LOC covering two issues
              due 12-15-04 through 08-01-05                                    5.03%                1,800,000     P1       A1+
   4,000,000  York Bank and Trust covering one issue due 12-01-14 (b)          3.75%                4,000,000
  10,480,293  Zion's National Bank Liquidity Facility covering one issue
              due 12-10-15                                                     5.36%               10,480,293     P2        A2
 -----------                                                                                     ------------
 102,340,778  Total Variable Rate Demand Instruments - Private Placements                         102,340,778
 -----------                                                                                     ------------
                                                                                                                     Ratings (a)
                                                                                                                  ----------------
     Face                                                                   Maturity                                      Standard
    Amount                                                                    Date     Yield        Value         Moody's & Poor's
    ------                                                                    ----     -----        -----         -------   ------
Other Tax Exempt Investments (14.04%)
----------------------------------------------------------------------------------------------------------------------------------
$  2,350,000  Brentwood, NY UFSD TAN (b)                                     06/30/97   4.04%   $  2,355,863
   5,290,000  Campbell County School District #1
              State of Wyoming TAN- Series 1996                              06/30/97   3.94       5,306,799                 SP-1+
   5,000,000  Colorado State General Fund Revenue TRAN - Series A            06/27/97   3.78       5,020,405        MIG-1    SP-1+
  10,000,000  Commonwealth of Kentucky State Property and Building
              Commission Revenue and Revenue Refunding Bonds (Project #59)   11/01/96   4.50      10,000,000                 A+
   1,000,000  Douglas County, WA TAN - Series 1996A (b)                      12/15/96   4.00       1,000,000
   3,000,000  Iowa School Corporations Warrant Certificates 1996-97 - Series A
              FSA Insured                                                    06/27/97   3.90       3,015,043        MIG-1    SP-1+
   2,500,000  Mansfield City School District, OH (Richland County) TAN       06/27/97   3.94       2,507,839                 A
  10,000,000  Michigan Municipal Bond Authority Revenue Notes-Series 1996 A  07/03/97   3.85      10,038,572                 SP-1+
   5,000,000  Ocean County, NJ BAN                                           06/20/97   3.82       5,011,423        MIG-1
   5,490,000  Richfield, MN Independent School District #280 TAN
              - Series 1996 (b)                                              03/07/97   3.47       5,497,321
   5,000,000  State of Idaho TAN - Series 1996                               06/30/97   3.85       5,019,054        MIG-1+   SP-1+
   4,000,000  State of Maine GO TAN                                          06/27/97   3.82       4,015,682        MIG-1+   SP-1+
  24,150,000  State of Texas TRAN - Series 1996                              08/29/97   3.89      24,303,739        MIG-1    SP-1+
   2,500,000  Tennesee Local Development Authority
              State Loan Program RAN - Series 1996A                          05/29/97   3.57       2,505,239        MIG-1    SP-1+
 -----------                                                                                     -----------
  85,280,000  Total Other Tax Exempt Investments                                                  85,596,979
 -----------                                                                                     -----------


--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 1996

================================================================================

                                                                                                                     Ratings (a)
                                                                                                                  ----------------
     Face                                                                   Maturity                                      Standard
    Amount                                                                    Date     Yield        Value         Moody's & Poor's
    ------                                                                    ----     -----        -----         -------   ------
Other Variable Rate Demand Instruments (c) (48.33%)
----------------------------------------------------------------------------------------------------------------------------------
$  1,200,000  Alleghany County, PA Hospital Development Authority RB
              (Alleghany General Hospital) - Series B
              LOC Morgan Guaranty Trust Company                              09/01/10   3.55%   $  1,200,000        VMIG-1   A1+
   4,000,000  Alameda County, CA IDRB
              (Hoover Universal Incorporated Project) - Series 1994          06/01/04   3.40       4,000,000        VMIG-1   A1+
   2,230,000  Baldwin County, GA (William Barnet and Son Project)
              LOC Fleet National Bank & Trust                                12/01/99   3.87       2,230,000                 A1
   3,100,000  Broward County, FL HFA MHRB (Sanctuary Apartments Project)
              LOC PNC Bank, N.A.                                             02/01/09   3.60       3,100,000                 VMIG-1
   5,000,000  Burke County, GADA PCRB (Georgia Power Company Vogtle)         09/01/26   3.65       5,000,000        P1       A1+
  12,500,000  Carlton, WI (Wisconsin Power & Light) - Series B               09/01/05   3.65      12,500,000        P1       A1+
   3,800,000  Chelan County, Washington Public Utilities District #001
              (Chelan Hydro) - Series A
              MBIA Insured                                                   06/01/15   3.45       3,800,000        VMIG-1   A1+
   1,000,000  City of Atlantic Beach, FL (Fleet Landing)
              LOC Barnett Bank                                               10/01/24   3.65       1,000,000        VMIG-1
   4,470,000  Clarksville, TN Public Building Authority Pooled Financing RB
              LOC Nationsbank                                                06/01/24   3.65       4,470,000                 A1
   6,400,000  Clayton, MO IDRB (Bailey Court Project)
              LOC Bankers Trust Company                                      01/01/09   3.65       6,400,000        VMIG-1
   5,000,000  Colorado HFA (Grant Plaza Project)
              LOC Bankers Trust Company                                      11/01/09   3.62       5,000,000        VMIG-1
   3,900,000  Connecticut, Development Authority
              (Connecticut Light & Power) - Series 1993A
              LOC Deutsche Bank                                              09/01/28   3.55       3,900,000        VMIG-1   A1+
   6,600,000  County of Contra Costa, MHRB Mortgage Refunding
              (Rivershore Apartments) - Series 1992B
              Fannie Mae (Unconditional Guaranty)                            11/15/22   3.40       6,600,000                 A1+
   7,050,000  Coweta County, GA Development Authority RB
              (Jack Eckerd Project) (b)
              LOC Union Bank of Switzerland                                  03/01/09   3.65       7,050,000
   3,600,000  Dade County, FL HFA MHRB
              (Gable Point Apartment Project) - Series 1995C
              Fannie Mae (Unconditional Guaranty)                            05/15/05   3.50       3,600,000                 A1+
  14,600,000  DeKalb County, GA Housing Authority
              LOC Bank of Montreal                                           12/01/07   3.60      14,600,000                 A1+


--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------





================================================================================

                                                                                                                     Ratings (a)
                                                                                                                  ----------------
     Face                                                                   Maturity                                      Standard
    Amount                                                                    Date     Yield        Value         Moody's & Poor's
    ------                                                                    ----     -----        -----         -------   ------
Other Variable Rate Demand Instruments (c) (Continued)
----------------------------------------------------------------------------------------------------------------------------------
$ 7,200,000   Delaware County, PA IDA PCR
              (Philadelphia Electric Company - A)
              LOC Toronto Dominion                                           08/01/16   3.60%   $ 7,200,000         P1       A1+
  2,300,000   St. John's County, FL Hospital RB
              (Flagler Hospital, Incorporated) - Series 1986A
              LOC Kredietbank                                                08/01/16   3.55      2,300,000         VMIG-1
  1,900,000   Florida HFA MHRB
              (Monterey Meadows Apartment Project) - Series 1985
              LOC Citibank                                                   12/01/07   3.50      1,900,000                  A1+
  1,400,000   Greensboro, NC (Greensboro Coliseum) - Series A                12/01/15   3.50      1,400,000                  A1+
    835,000   Gulf Breeze, FL RB Series - 1985B
              FGIC Insured                                                   12/01/15   3.50        835,000         VMIG-1   A1+
 10,000,000   Hammond, LA IDB (Eckerds Warehouse Project) (b)
              LOC Union Bank of Switzerland                                  05/01/13   3.65     10,000,000
  4,700,000   Illinois Charitabulls Development Finance Authority
              (James Jordan Boys & Girls Club &
              Family Life Center Project) - Series 1995 LOC American National
              Bank & Trust Company of Chicago/LaSalle National Bank          08/01/30   3.65      4,700,000                  A1+
  6,000,000   Illinois IDFA Chicago Educational Television
              LOC Harris Trust & Savings Bank                                11/01/14   3.60      6,000,000         VMIG-1
 16,500,000   Illinois HFA (Northwestern Memorial Hospital) - Series 1995    08/15/25   3.60     16,500,000         VMIG-1   A1+
    800,000   Illinois Health Facility (Resurrection Hospital)               05/01/11   3.65        800,000         VMIG-1   A1+
 19,400,000   Illinois Museum of Contemporary Art 1994
              LOC Northern Trust\Harris Trust\LaSalle National
              \National Bank of Detroit                                      02/01/29   3.60     19,400,000         VMIG-1   A1+
  5,000,000   Jackson County, MI EDC (Thrifty Leoni)
              LOC First National Bank of Chicago                             12/01/14   3.62      5,000,000         P1       A1+
    600,000   Jacksonville, FL HFA RB (Baptist Health Property Project)
              LOC Barnett Bank                                               06/01/20   3.65        600,000                  A1
  3,800,000   Jacksonville, FL HFA RB (Baptist Medical Center Project)
              MBIA Insured                                                   06/01/08   3.60      3,800,000         VMIG-1   A1+
  5,000,000   Kansas Department TRAN Series - 1994B                          09/01/14   3.50      5,000,000         VMIG-1   A1+
  4,000,000   Little Rock, AR Metrocenter Improvement Dist.
              (Little Rock Newspaper Inc.)
              LOC Bank of New York                                           12/01/25   3.65      4,000,000                   A1


--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 1996

================================================================================

                                                                                                                     Ratings (a)
                                                                                                                  ----------------
     Face                                                                   Maturity                                      Standard
    Amount                                                                    Date     Yield        Value         Moody's & Poor's
    ------                                                                    ----     -----        -----         -------   ------
Other Variable Rate Demand Instruments (c) (Continued)
----------------------------------------------------------------------------------------------------------------------------------
$ 3,720,000   Maryland IDFA EDRB (The Barre School Facility)
              LOC Nationsbank                                                07/01/14   3.65%   $ 3,720,000                  A1
  1,470,000   Mecklenberg County, NC (Aplix, Inc.)
              LOC Wachovia Bank & Trust Co., N.A.                            12/01/99   3.50      1,470,000         P1       A1+
  5,200,000   Michigan State Strategic Fund PCR
              (Consumer Power) - Series 1993A
              LOC Canadian Imperial Bank of Commerce                         06/15/10   3.55      5,200,000                  A1+
  5,710,000   Missouri State HEFA (Barnes Hospital)
              LOC Morgan Guaranty Trust Company                              12/01/15   3.55      5,710,000         P1       A1+
  8,000,000   Montgomery County, MD Housing Opportunity Commission
              LOC General Electric Capital Corporation                       11/01/07   3.70      8,000,000                  A1+
  2,000,000   Montgomery County, TX
              (Houston Area Residential Center Project) - Series 1985
              LOC Morgan (J.P.) Securities, Inc.                             12/01/15   3.65      2,000,000                  A1+
  4,850,000   Montgomery County, MD EDC RB
              (Brooke Grove Foundations, Incorporated Facilities) - Series 1995
              LOC First National Bank of Maryland                            01/01/16   3.80      4,850,000         P1
  4,200,000   North Carolina Medical Care Commission Hospital RB
              (NC Baptist Hospital Project) - Series B                       06/1/22    3.50      4,200,000         VMIG-1   A1+
  1,000,000   Orange County, FL HFA (Adventist)
              LOC Banque Paribas                                             11/15/14   3.65      1,000,000         VMIG-1   A1
  7,740,000   Orange County, FL
              (Mayflower Retirement Community Project) - Series 1988
              LOC Rabobank Nederland                                         03/01/18   3.65      7,740,000                  A1
  2,600,000   Oyster Point, VA Development Corporation - Series 1991
              LOC Perpetual Savings                                          11/01/11   4.00      2,600,000                  A1+
  2,000,000   Palm Beach County, FL - Series 1995
              (Northern Gallery of Art Project)
              LOC Northern Trust                                             05/01/25   3.60      2,000,000                  A1+
  7,350,000   Phoenix, AZ IDA MHRB Refunding
              (Bell Square Apartments Project) - Series 1995
              LOC General Electric Capital Corporation                       06/01/25   3.75      7,350,000                  A1+
  3,500,000   Phoenix, AZ IDA MHRB
              (Paradise Lakes Apartments Project) - Series 1995
              LOC General Electric Capital Corporation                       07/01/25   3.75      3,500,000                  A1+


--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------





================================================================================

                                                                                                                     Ratings (a)
                                                                                                                  ----------------
     Face                                                                   Maturity                                      Standard
    Amount                                                                    Date     Yield        Value         Moody's & Poor's
    ------                                                                    ----     -----        -----         -------   ------
Other Variable Rate Demand Instruments (c) (Continued)
----------------------------------------------------------------------------------------------------------------------------------
$  5,190,000  Pinellas County, FL HFA - Series 1987 (St. Mark Village Project)
              LOC Nationsbank                                                03/01/17   3.55%   $  5,190,000                 A1
  12,890,000  Pitkin County, CO IDA (Aspen Skiing Co. Project) - Series A
              LOC First National Bank of Chicago                             04/01/16   3.65      12,890,000                 A1+
   2,000,000  Polk County FL IDA PCR (IMC Fertilizer Incorporated Project)
              LOC Rabobank Nederland                                         02/01/00   3.55       2,000,000        P1
   2,700,000  Prince Georges County, MD EDC RB
              LOC Fleet National Bank & Trust                                09/30/15   5.36       2,700,000        P1       A1
   2,995,000  St. Cloud, MN Commercial Development RFDG
              (Kelly Inn Project) (b)
              LOC First Bank of South Dakota                                 04/01/13   3.60       2,995,000
   5,500,000  St. Lucie County, FL PCRB
              (Florida Power & Light Company Project)                        03/01/27   3.55       5,500,000        VMIG-1   A1+
   5,100,000  San Antonio, TX IDA (Rivercenter Project)
              LOC PNC Bank, N.A.                                             12/01/12   3.65       5,100,000        AA3
   2,900,000  Salina, KS (Dillards Project) (b)
              LOC Boatmens National Bank of St. Louis                        12/01/14   3.75       2,900,000
   2,130,000  County of Sarpy, NE PCR Refunding Bond
              (Allied Signal Inc. Project) - Series 1995                     07/01/13   3.75       2,130,000                 A1
   4,000,000  Suffolk County, NY Water Authoriy BAN                          12/06/99   3.45       4,000,000        VMIG-1
   2,000,000  Southgate, MI EDC EDRB (Trust Realty Corp. Project) (b)
              LOC Bankers Trust Company                                      10/01/18   3.62       2,000,000
   5,100,000  State of Ohio Environmental Improvement (U.S. Steel Corp. USX)
              LOC PNC Bank, N.A.                                             12/01/01   3.85       5,100,000        P1
   1,910,000  Terre Haute, IN EDRB (Westminster Village Terre Haute Inc.)
              LOC Huntington National Bank                                   07/01/01   4.00       1,910,000        P1       A1
   7,000,000  City of Valdez Alaska Marine Terminal TRAN - Series 1994B      05/01/31   3.65       7,000,000        P1       A1
 -----------                                                                                     -----------
 294,640,000   Total Other Variable Rate Demand Instruments                                      294,640,000
 -----------                                                                                     -----------
Put Bonds (d) (3.91%)
----------------------------------------------------------------------------------------------------------------------------------
$  9,860,000  DeKalb County, GA MHRB - Series 1985L
              LOC Amsouth Bank N.A.                                          12/01/96   3.95%   $  9,860,000                 A1+
   4,000,000  Joliet Illinois Gas Supply Revenue - Peoples Gas, Light & Core 10/01/97   3.95       4,000,000        VMIG-1
  10,000,000  State of Connecticut Special Assessment - Series 1993C
              FGIC Insured                                                   07/01/97   3.90      10,000,000        VMIG-1   A1+
 -----------                                                                                     -----------
  23,860,000  Total Put Bonds                                                                     23,860,000
 -----------                                                                                     -----------


--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 1996

================================================================================

                                                                                                                     Ratings (a)
                                                                                                                  ----------------
     Face                                                                   Maturity                                      Standard
    Amount                                                                    Date     Yield        Value         Moody's & Poor's
    ------                                                                    ----     -----        -----         -------   ------
Tax Exempt Commercial Paper (11.80%)
----------------------------------------------------------------------------------------------------------------------------------
$  4,000,000  Baltimore, MD Metropolitan District BAN - Series 1995          12/04/96   3.40%   $  4,000,000        P1       A1+
   6,000,000  Burke County, GA (Oglethorpe Power Co.) (d)
              LOC Credit Suisse                                              11/20/96   3.25       6,000,000        P1       A1+
   1,150,000  Burke County, GA (Oglethorpe Power Co.)
              LOC Credit Suisse                                              11/20/96   3.55       1,150,000        P1       A1+
   6,100,000  City of Burlington, KS Customized Purchase PCRB (d)
              (Kansas City Power and Light Company Project) - Series 1987B
              LOC Deutsche Bank                                              02/12/97   3.60       6,100,000        P1       A1+
   9,600,000  City of Burlington, KS Customized Purchase PCRB (d)
              (Kansas City Power and Light Company Project) - Series 1987B
              LOC Deutsche Bank                                              11/12/96   3.60       9,600,000        P1       A1+
  10,000,000  City of Houston, Texas - Series A                              01/29/97   3.50      10,000,000        P1       A1+
   5,000,000  Illinois HFA Adjusted Demand RB (d)
              (Victory Health Services Project) - Series 1989C
              LOC First National Bank of Chicago                             12/05/96   3.60       5,000,000        VMIG-1
   6,400,000  Intermountain Power Agency
              Revenue and Revenue Refunding Bonds
              LOC Swiss Bank Corporation                                     11/14/96   3.50       6,400,000        VMIG-1   A1+
   8,000,000  Lincoln County, WY PCRB
              (Pacific Corporation Project) (d) - Series 1991
              LOC Union Bank of Switzerland                                  02/05/97   3.60       8,000,000        VMIG-1   A1+
   2,500,000  Mashan Tucket (Western) Pequot Tribe Teep - Series 1996
              LOC Bank of America                                            12/27/96   3.50       2,500,000        P1       A1+
   4,000,000  New York City Municipal Water Finance Authority - Series 3
              LOC Bank of Nova Scotia / Toronto Dominion Bank                12/31/96   3.45       4,000,000        P1       A1+
   7,190,000  North Carolina Eastern Municipal Power Agency RB (d) - Series 1988B
              LOC Morgan Guaranty / Union Bank of Switzerland                11/19/96   3.60       7,190,000        P1       A1
   2,000,000  Orlando, FL Waste Water System RB (d) - Series 1990A           11/21/96   3.50       2,000,000        VMIG-1   A1+
 -----------                                                                                    ------------
  71,940,000  Total Tax Exempt Commercial Paper                                                   71,940,000
 -----------                                                                                    ------------
              Total Investments (99.82%)(Cost $608,572,224+)                                     608,572,224
              Cash and Other Assets, Net of Liabilities (0.18%)                                    1,060,876
                                                                                                ------------
              Net Assets (100.00%)                                                              $609,633,100
                                                                                                ============
              Class A Shares, 448,801,753 Shares Outstanding (Note 3)                           $       1.00
                                                                                                ============
              Class B Shares, 160,999,996 Shares Outstanding (Note 3)                           $       1.00
                                                                                                ============

              + Aggregate cost for federal income tax purposes is identical.


--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------





================================================================================

FOOTNOTES:
(a) The ratings noted for variable rate demand instruments are those of the bank whose letter of credit secures such instruments or the guarantor of the bond. P1 and A1+ are the highest ratings assigned for tax exempt commercial paper.
(b) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to the rated securities in which the Fund invests.
(c) Securities payable on demand at par including accrued interest (usually with seven days notice) and unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.
(d)  The maturity date indicated is the next put date.

KEY:
    DA       =   Development Authority                          MHRB     =   Multifamily Housing Revenue Bond
    EDC      =   Economic Development Corporation               PCFA     =   Pollution Control Finance Authority
    EDRB     =   Economic Development Revenue Bond              PCR      =   Pollution Control Revenue
    HEFA     =   Hospital & Education Finance Authority         PCRB     =   Pollution Control Revenue Bond
    HFA      =   Housing Finance Authority                      RAN      =   Revenue Anticipation Note
    IDA      =   Industrial Development Authority               RB       =   Revenue Bond
    IDB      =   Industrial Development Bond                    RFDG     =   Revenue Refunding
    IDFA     =   Industrial Development Finance Authority       TAN      =   Tax Anticipation Note
    IDRB     =   Industrial Development Revenue Bond            TRAN     =   Tax and Revenue Anticipation Note











--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1996

================================================================================

INVESTMENT INCOME

Income:

    Interest................................................................................  $  25,625,324
                                                                                               ------------

Expenses: (Note 2)

    Investment management fee...............................................................      2,102,979
    Administration Fee......................................................................      1,353,623
    Distribution fee (Class A)..............................................................      1,150,449
    Custodian expenses......................................................................         87,515
    Shareholder servicing and related shareholder expenses..................................        354,346
    Legal, compliance and filing fees.......................................................        114,641
    Audit and accounting....................................................................        176,924
    Directors' fees.........................................................................         28,630
    Other...................................................................................         28,876
                                                                                               ------------
      Total expenses........................................................................      5,397,983
      Expenses paid indirectly..............................................................  (      14,545)
                                                                                               ------------
      Net expenses..........................................................................      5,383,438
                                                                                               ------------
Net investment income.......................................................................     20,241,886


REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.....................................................  (      95,536)
                                                                                               ------------
Increase in net assets from operations......................................................  $  20,146,350
                                                                                               ============


--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED OCTOBER 31, 1996 AND 1995

===============================================================================

                                                                           1996                    1995
                                                                     ---------------         ---------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income.........................................   $    20,241,886         $    22,594,489
    Net realized gain (loss) on investments.......................  (         95,536)                165,639
                                                                     ---------------         ---------------
    Increase in net assets from operations........................        20,146,350              22,760,128
Dividends to shareholders from net investment income
    Class A.......................................................  (     14,058,285)*      (     17,048,352)*
    Class B.......................................................  (      6,183,601)*      (        546,137)*
Capital share transactions (Note 3)
    Class A.......................................................  (     10,229,577)       (     82,290,952)
    Class B.......................................................  (      5,683,693)             24,655,030
                                                                     ---------------         ---------------
        Total increase (decrease).................................  (     16,008,806)       (     57,470,283)
Net assets:
    Beginning of year.............................................       625,641,906             683,112,189
                                                                     ---------------         ---------------
    End of year...................................................     $ 609,633,100           $ 625,641,906
                                                                     ===============         ===============

*    Designated as exempt-interest dividends for federal income tax purposes.



--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

-------------------------------------------------------------------------------


DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

===============================================================================

1. Summary of Accounting Policies.

Daily Tax Free Income Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class Specific expenses of the Fund were limited to distribution fees and minor transfer agent expenses. In all other respects, the Class A and Class B shares represent the same interest in the income and assets of the Fund. Distribution of Class B shares commenced November 23, 1992. The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b)  Federal  Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of  Estimates -
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e)  General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager) at the annual rate of .325% of the Fund's average daily net assets not in excess of $750 million plus .30% of such assets in excess of $750 million. The Manager is required to reimburse the Fund for its expenses (exclusive of interest, taxes, brokerage, and extraordinary expenses) to the extent that such expenses, including the investment management and the shareholder servicing and administration fees, for any fiscal year exceed the lesser of (i)

-------------------------------------------------------------------------------





===============================================================================

2. Investment   Management  Fees  and  Other   Transactions   with  Affiliates
(Continued).

1 1/2% of the Fund's average net assets or (ii) the limits on investment company expenses prescribed by any state in which the Fund's shares are qualified for sale. No such reimbursement was required for the year ended October 31, 1996.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets of $1.25 billion, plus .20% of such assets in excess of $1.25 billion but not in excess of $1.5 billion, plus .19% of such assets in excess of $1.5 billion. Prior to December 1, 1995, the administration fee was .20%, .19% and .18%., respectively.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors L.P. (the Distributor) entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to the Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund with respect only to the Class A shares, a fee equal to .25% of the Fund's average daily net assets.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $6,000 per annum plus $750 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $189,088 paid to Reich & Tang Services L.P., an affiliate of the Manager as servicing agent for the Fund. Included in the Statement Operations under the caption "Shareholder servicing and related shareholder expenses" are expense offsets of $14,545.

3. Capital Stock.
At October 31, 1996, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $609,634,636. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                     Year                                 Year
                                                     Ended                                Ended
                                               October 31, 1996                     October 31, 1995
                                               ----------------                     ----------------
Class A

Sold                                             1,485,899,847                       2,061,020,405
Issued on reinvestment of dividends.......          11,960,037                          14,036,481
Redeemed..................................      (1,508,089,461)                     (2,157,347,838)
                                                 -------------                       -------------
Net increase (decrease)...................      (   10,229,577)                     (   82,290,952)
                                                 =============                       =============
Class B
Sold......................................       1,028,483,308                       1,126,403,552
Issued on reinvestment of dividends.......           5,806,308                           5,123,928
Redeemed..................................      (1,039,973,309)                     (1,106,872,450)
                                                 -------------                       -------------
Net increase (decrease)...................      (    5,683,693)                         24,655,030
                                                 =============                       =============

4. Sales of Securities.

Accumulated undistributed realized losses at October 31, 1996 amounted to $1,536. Such losses may be carried forward to offset future capital gains through October 31, 2004.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------


DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

===============================================================================
5. Selected Financial Information.

CLASS A                                                                           Year Ended October 31,
-------                                            --------------------------------------------------------------------------------
                                                      1996              1995             1994              1993             1992
                                                   ------------      -------------    ------------     -------------     ----------
Per Share Operating Performance:
(for a share outstanding throughout the  year)
Net asset value, beginning of year.                 $    1.00         $    1.00        $    1.00        $     1.00      $     1.00
                                                   ------------      ------------     ------------     -------------   ------------
Income from investment operations:
   Net investment income...........                      0.031             0.034            0.023             0.022           0.029
Less distributions:
  Dividends from net investment income              (    0.031 )      (    0.034 )     (    0.023 )     (     0.022 )   (     0.029)
                                                   ------------      ------------     ------------     -------------   ------------
Net asset value, end of year.......                 $    1.00         $    1.00        $    1.00        $     1.00      $     1.00
                                                   ============      ============     ============     =============   ============
Total Return.......................                      3.09%             3.46%            2.35%             2.24%           2.98%
Ratios/Supplemental Data
Net assets, end of year (000)......                 $   448,647       $   458,942      $   541,106      $   606,497     $   666,484
Ratios to average net assets:
   Expenses........................                      0.90%(b)          0.89%(b)         0.88%             0.90%           0.82%
   Net investment income...........                      3.05%             3.41%            2.31%             2.22%           2.94%

CLASS B (a)                                                                 Year Ended October 31,
-------                                               ----------------------------------------------------------------
                                                         1996              1995             1994               1993
                                                      ------------      -----------       -----------       ----------
Per Share Operating Performance:
(for a share outstanding throughout the  year)
Net asset value, beginning of year.                    $    1.00         $    1.00         $    1.00         $     1.00
                                                      ------------      ------------      ------------      -------------
Income from investment operations:
   Net investment income...........                         0.033             0.037             0.026              0.023
Less distributions:
  Dividends from net investment income                 (    0.033 )      (    0.037 )      (    0.026 )      (     0.023 )
                                                      ------------      ------------      ------------      -------------
Net asset value, end of year.......                    $    1.00         $    1.00         $    1.00         $     1.00
                                                      ============      ============      ============      =============
Total Return.......................                         3.35%             3.71%             2.60%              2.49%*
Ratios/Supplemental Data
Net assets, end of year (000)......                    $   160,986       $   166,700       $   142,006       $   137,248
Ratios to average net assets:
   Expenses........................                         0.66%(b)          0.64%(b)          0.63%              0.65%*
   Net investment income...........                         3.30%             3.66%             2.56%              2.45%*

*     Annualized
(a)   Commencement of sales November 23, 1992.
(b)   Includes expense offsets equivalent to .01% of average net assets.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------


DAILY TAX FREE INCOME FUND, INC.
INDEPENDENT AUDITOR'S REPORT

===============================================================================


The Board of Directors and Shareholders
Daily Tax Free Income Fund, Inc.


We have audited the accompanying statement of net assets of Daily Tax Free Income Fund, Inc. as of October 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the selected financial information for each of the five years in the period then ended. These financial statements and selected financial information are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and selected financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected financial information referred to above present fairly, in all material respects, the financial position of Daily Tax Free Income Fund, Inc. as of October 31, 1996, the results of its operations, the changes in its net assets and the selected financial information for the periods indicated, in conformity with generally accepted accounting principles.


                                             \s\McGladrey & Pullen, LLP




New York, New York
December 6, 1996


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------






--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
--------------------------------------------------------------------------------


Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian,
     Investors Fiduciary Trust Company
     127 West 10th Street
     Kansas City, Missouri 64105


Transfer Agent
& Dividend Disbursing Agent
     Reich & Tang Services L.P.
     600 Fifth Avenue
     New York, New York 10020

-------------------------------------------------------------------------------